UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 06685

John Hancock Patriot Global Dividend Fund
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Alfred P. Ouellette, Senior Counsel and Assistant Secretary

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end:	July 31

Date of reporting period:	April 30, 2007

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

MUTUAL FUNDS

John Hancock Patriot Global Dividend Fund

QUARTERLY PORTFOLIO HOLDINGS

4.30.2007

John Hancock
Patriot Global Dividend Fund
Securities owned by the Fund on

April 30, 2007 (unaudited)

Issuer		Shares	Value
Common stocks 36.00%			$65,863,883

(Cost $54,499,271)

Electric Utilities 4.33%			7,918,610

Duke Energy Corp.		184,250	3,780,810
Progress Energy, Inc.		48,000	2,426,400
Progress Energy, Inc. (Contingent Value
Obligation) (B)(I)		35,000	10,850
Southern Co.		45,000	1,700,550

Integrated Oil & Gas 0.71%			1,302,709

BP Plc, American Depositary Receipt (United Kingdom)		19,351	1,302,709

Integrated Telecommunication Services 2.62%			4,804,629

AT&T, Inc.		94,850	3,672,592
Verizon Communications, Inc.		29,650	1,132,037

Multi-Utilities 27.38%			50,085,972

Alliant Energy Corp.		118,420	5,186,796
CH Energy Group, Inc.		120,900	5,800,782
Consolidated Edison, Inc.		15,000	768,900
Dominion Resources, Inc.		47,500	4,332,000
DTE Energy Co.		116,900	5,913,971
Energy East Corp.		194,000	4,698,680
Integrys Energy Group, Inc.		84,000	4,712,400
KeySpan Corp.		106,600	4,414,306
NiSource, Inc.		82,400	2,026,216
NSTAR		158,000	5,672,200
SCANA Corp.		17,700	770,481
TECO Energy, Inc.		140,000	2,513,000
Xcel Energy, Inc.		136,000	3,276,240

Oil & Gas Storage & Transportation 0.96%			1,751,963

Spectra Energy Corp.		67,125	1,751,963

	Credit
Issuer, description	rating (A)	Shares	Value

Preferred stocks 63.09%			$115,414,672

(Cost $112,086,928)

Agricultural Products 2.14%			3,919,221

Ocean Spray Cranberries, Inc., 6.25%, Ser A (S)	BB+	45,000	3,919,221

John Hancock
Patriot Global Dividend Fund
Securities owned by the Fund on

April 30, 2007 (unaudited)

Consumer Finance 5.43%			9,938,966

HSBC USA, Inc., $2.8575 (G)	AA-	108,650	5,384,966
SLM Corp., 6.97%, Ser A	BBB+	92,000	4,554,000

Diversified Banks 0.37%			677,364

Royal Bank of Scotland Group Plc, 5.75%, Ser L (United
Kingdom)	A	28,200	677,364

Electric Utilities 17.15%			31,363,449

Alabama Power Co., 5.20%	BBB+	222,000	5,405,700
Central Illinois Light Co., 4.64%	Ba1	7,460	598,432
Central Maine Power Co., 4.75% (G)	Baa2	11,015	958,305
Connecticut Light & Power Co., 3.90%, Ser 1949	Baa3	27,255	971,812
Duquesne Light Co., 6.50%	BB+	100,000	5,020,000
Entergy Arkansas, Inc., 6.45%	BB+	50,000	1,273,440
Entergy Mississippi, Inc., 6.25%	BB+	120,000	2,958,756
Interstate Power & Light Co., 7.10%, Ser C	BBB-	25,000	682,032
Interstate Power & Light Co., 8.375%, Ser B	Baa2	36,800	1,207,500
Massachusetts Electric Co., 4.76%	BBB+	6,166	551,086
PPL Electric Utilities Corp., 6.25%, Depositary Shares	BBB	200,000	5,256,260
PPL Energy Supply, LLC, 7.00%	BBB	50,000	1,293,500
Southern California Edison Co., 6.00%, Ser C	BBB-	12,000	1,196,626
Southern California Edison Co., 6.125%	BBB-	40,000	3,990,000

Gas Utilities 1.81%			3,314,025

Southern Union Co., 7.55%, Ser A	BB	128,700	3,314,025

Investment Banking & Brokerage 9.56%			17,486,925

Bear Stearns Cos., Inc. (The), 5.49%, Depositary
Shares, Ser G	BBB+	56,000	2,800,000
Bear Stearns Cos., Inc. (The), 5.72%, Depositary
Shares, Ser F	BBB+	91,000	4,518,150
Goldman Sachs Group, Inc., 6.20%, Ser B	A	20,000	513,200
Lehman Brothers Holdings, Inc., 5.67%, Depositary
Shares, Ser D	A-	145,000	7,431,250
Lehman Brothers Holdings, Inc., 5.94%, Depositary
Shares, Ser C	A-	28,100	1,440,125
Merrill Lynch & Co., Inc., 6.375%, Depositary Shares,
Ser 3	A	30,000	784,200

Life & Health Insurance 3.09%			5,658,800

MetLife, Inc., 6.50%, Ser B	BBB	215,000	5,658,800

Multi-Utilities 6.95%			12,717,674

Baltimore Gas & Electric Co., 6.99%, Ser 1995	Ba1	10,000	1,029,063
PNM Resources, Inc., 6.75%, Conv	BBB-	38,110	2,076,233
Public Service Electric & Gas Co., 4.18%, Ser B	BB+	40,000	3,330,000
Public Service Electric & Gas Co., 6.92%	BB+	7,000	729,094
South Carolina Electric & Gas Co., 6.52%	Baa1	55,000	5,553,284

John Hancock
Patriot Global Dividend Fund
Securities owned by the Fund on

April 30, 2007 (unaudited)

Oil & Gas Exploration & Production 7.80%			14,260,736

Anadarko Petroleum Corp., 5.46%, Depositary Shares,
Ser B	BB	20,000	1,881,250
Apache Corp., 5.68%, Depositary Shares, Ser B	BBB	48,075	4,796,986
Devon Energy Corp., 6.49%, Ser A	BB+	50,000	5,037,500
Nexen, Inc., 7.35% (Canada)	BB+	100,000	2,545,000

Other Diversified Financial Services 4.99%			9,135,945

Bank of America Corp., 6.204%, Depositary Shares, Ser D	A+	170,000	4,462,500
Citigroup Capital IX, 6.00%	A+	14,100	348,693
Citigroup, Inc., 6.231%, Depositary Shares, Ser H	A+	85,200	4,324,752

Specialized Finance 0.29%			519,800

CIT Group, Inc., 6.35%, Ser A	BBB+	20,000	519,800

Thrifts & Mortgage Finance 1.34%			2,455,317

Sovereign Bancorp, Inc., 7.30%, Depositary Shares,
Ser C	BB+	90,000	2,455,317

Trucking 2.17%			3,966,450

AMERCO, 8.50%, Ser A	B	155,000	3,966,450

	Interest	Par value
Issuer, maturity date	rate	(000)	Value

Short-term investments 0.91%			$1,660,000

(Cost $1,660,000)

Commercial Paper 0.91%			1,660,000

Chevron Funding Corp., 5-01-07	5.190%	1,660,000	1,660,000

Total investments (Cost $168,246,199) 100.00%			$182,938,555

John Hancock
Patriot Global Dividend Fund
Footnotes to Schedule of Investments
April 30, 2007 (unaudited)

(A) Credit ratings are unaudited and are rated by Moody's Investors Service where Standard & Poor's ratings are not available, unless indicated otherwise.

(B) This security is fair valued in good faith under procedures established by the Board of Trustees. This security amounted to $10,850 or 0.01% of the Fund's total investments as of April 30, 2007.

(G) Security rated internally by John Hancock Advisers, LLC.

(I) Non-income-producing security.

(S) This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $3,919,221 or 2.14% of the Fund's total investments as of April 30, 2007.

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

The percentage shown for each investment category is the total value of that category as a percentage of the total investments of the Fund.

The cost of investments owned on April 30, 2007, including short-term investments, was $168,246,199. Gross unrealized appreciation and depreciation of investments aggregated $16,644,565 and $1,952,209, respectively, resulting in net unrealized appreciation of $14,692,356.

Footnotes to Schedule of Investments - Page 1

For more information

Trustees
Ronald R. Dion, *Chairman*
James R. Boyle†
James F. Carlin
William H. Cunningham
Charles L. Ladner*
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky

† Non-Independent Trustee
* Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Operations Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global Investment
Management (U.S.), LLC
101 Huntington Avenue
Boston, MA 02199

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent for common shareholders
Mellon Investor Services
Newport Office Center VII
480 Washington Boulevard
Jersey City, NJ 07310

Transfer agent for preferred shareholders
Deutsche Bank Trust Company Americas
280 Park Avenue
New York, NY 10017

Legal counsel
Kirkpatrick & Lockhart
Preston Gates Ellis LLP
One Lincoln Street
Boston, MA 02111-2950

Stock symbol
Listed New York Stock Exchange: PGD

How to contact us

Internet	www.jhfunds.com	
Mail	Mellon Investor Services Newport Office Center VII 480 Washington Boulevard Jersey City, NJ 07310	
Phone	Customer service representatives	**1-800-852-0218**
	Portfolio commentary	**1-800-344-7054**
	24-hour automated information	**1-800-843-0090**
	TDD line	**1-800-231-5469**

This report is for the information of the shareholders of John Hancock Patriot Global Dividend Fund.

P40Q3 4/07
6/07

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Patriot Global Dividend Fund

By: /s/ Keith F. Hartstein ------------------------------------- Keith F. Hartstein President and Chief Executive Officer Date: June 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein ------------------------------------- Keith F. Hartstein President and Chief Executive Officer Date: June 29, 2007

By: /s/ Charles A. Rizzo ------------------------------------- Charles A. Rizzo Chief Financial Officer Date: June 29, 2007